Average Annual Total Returns		12 Months Ended	60 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Innovator U.S. Equity Ultra Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.16%	7.60%	6.91%
Performance Inception Date	Dec. 31, 2018
Innovator U.S. Equity Ultra Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.16%	7.60%	6.91%
Innovator U.S. Equity Ultra Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.79%	6.03%	5.42%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.02%	17.19%	14.53%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		23.31%	15.27%	12.73%